Employee Benefit Arrangements - Net Periodic Benefit Costs (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended			12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Changes in Plan Assets and Benefit Obligations Recognized in AOCI:
Amortization of prior service (credit) cost	$ 6.9	[1]	$ 7.5
Total recognized in AOCI	6.9		7.5	21.4	(78.9)	3.9
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost (credit)	(5.2)		(5.7)	(10.4)
Net Periodic (Benefit) Costs:
Service cost	22.6		19.4	40.5	37.5	38.7
Interest cost	44.2		45.1	90.2	95.0	93.2
Expected return on plan assets	(50.6)		(45.1)	(92.6)	(81.6)	(70.3)
Amortization of prior service cost (credit)				(11.1)	(1.3)	0.4
Amortization of prior service cost (credit)	(5.2)		(5.7)	(10.4)
(Gain) loss recognized due to curtailments				(6.9)	0	3.5
Net loss (gain) recognition				170.0	163.3	45.4
Net periodic (benefit) costs	11.0		13.7	190.1	212.9	110.9
Other Changes in Plan Assets and Benefit Obligations Recognized in AOCI:
Prior service cost (credit)				0	(83.6)	0
Amortization of prior service (credit) cost				11.1	1.3	(0.4)
The effect of any curtailment or settlement				6.9	0	(0.1)
Total recognized in AOCI				18.0	(82.3)	(0.5)
Total recognized in net periodic (benefit) costs and AOCI				208.1	130.6	110.4
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost (credit)	(1.7)		(1.7)	(3.4)
Net Periodic (Benefit) Costs:
Service cost	0		0	0	(2.1)	0
Interest cost	0.8		0.7	1.7	2.6	2.7
Expected return on plan assets	0		0	0	0	0
Amortization of prior service cost (credit)				(3.4)	(3.4)	(4.4)
Amortization of prior service cost (credit)	(1.7)		(1.7)	(3.4)
(Gain) loss recognized due to curtailments				0	0	0
Net loss (gain) recognition				1.9	(5.5)	(1.4)
Net periodic (benefit) costs	(0.9)		(1.0)	0.2	(8.4)	(3.1)
Other Changes in Plan Assets and Benefit Obligations Recognized in AOCI:
Prior service cost (credit)				0	0	0
Amortization of prior service (credit) cost				3.4	3.4	4.4
The effect of any curtailment or settlement				0	0	0
Total recognized in AOCI				3.4	3.4	4.4
Total recognized in net periodic (benefit) costs and AOCI				$ 3.6	$ (5.0)	$ 1.3

[1]	See the Employee Benefits Obligations Note to these Condensed Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.